Fair value measurement - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	$ 621
Assets at end of period	475	$ 621
Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	61,601
Assets at end of period	57,497	61,601
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	99,094
Assets at end of period	79,119	99,094
Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	640	484
Total (losses) gains in income statement	(49)	2
Total losses recorded in other comprehensive income	(16)	(7)
Purchases and other additions	61	143
Transfers (out of) into level 3	(15)	18
Assets at end of period	621	640
Net unrealised (losses) gains on financial instruments held at the end of the year	(26)	2
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	5	6
Total (losses) gains in income statement	(1)	(1)
Assets at end of period	4	5
Net unrealised (losses) gains on financial instruments held at the end of the year	(1)	(1)
Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	577	445
Total (losses) gains in income statement	(47)	6
Total losses recorded in other comprehensive income	(14)	(5)
Purchases and other additions	61	143
Transfers (out of) into level 3		(12)
Assets at end of period	577	577
Net unrealised (losses) gains on financial instruments held at the end of the year	(24)	6
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	58	33
Total (losses) gains in income statement	(1)	(3)
Total losses recorded in other comprehensive income	(2)	(2)
Transfers (out of) into level 3	(15)	30
Assets at end of period	40	58
Net unrealised (losses) gains on financial instruments held at the end of the year	$ (1)	$ (3)